Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000082229
Shareholder Report [Line Items]
Fund Name	Causeway International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CIOIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-opportunities-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Institutional Class	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 406,408,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 1,623
InvestmentCompanyPortfolioTurnover	33.00%
Holdings [Text Block]

 Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	12.0%
Short-Term Investment	1.4%
Switzerland	1.6%
Italy	2.2%
United States	2.3%
Netherlands	3.8%
India	4.1%
South Korea	6.4%
Japan	7.8%
Germany	7.8%
China	8.4%
Taiwan	8.7%
France	13.5%
United Kingdom	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Kering S.A.	3.3%
Alstom S.A.	2.6%
Renesas Electronics Corp.	2.4%
Samsung Electronics Co. Ltd.	2.0%
AstraZeneca PLC	1.9%
Barclays PLC	1.9%
RELX PLC (EUR)	1.7%
SAP SE	1.7%
BNP Paribas SA	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-opportunities-fund
C000082230
Shareholder Report [Line Items]
Fund Name	Causeway International Opportunities Fund
Class Name	Investor Class
Trading Symbol	CIOVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-opportunities-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Investor Class	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 406,408,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 1,623
InvestmentCompanyPortfolioTurnover	33.00%
Holdings [Text Block]

 Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	12.0%
Short-Term Investment	1.4%
Switzerland	1.6%
Italy	2.2%
United States	2.3%
Netherlands	3.8%
India	4.1%
South Korea	6.4%
Japan	7.8%
Germany	7.8%
China	8.4%
Taiwan	8.7%
France	13.5%
United Kingdom	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Kering S.A.	3.3%
Alstom S.A.	2.6%
Renesas Electronics Corp.	2.4%
Samsung Electronics Co. Ltd.	2.0%
AstraZeneca PLC	1.9%
Barclays PLC	1.9%
RELX PLC (EUR)	1.7%
SAP SE	1.7%
BNP Paribas SA	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-opportunities-fund